Combined statements of owners' equity (Predecessor) (USD $)	Total	Accumulated deficit	Predecessor	Predecessor Owners' capital	Predecessor Accumulated deficit
Balance at Mar. 31, 2011			$ 27,080,807	$ 73,880,910	$ (46,800,103)
Increase (Decrease) in owners' equity
Net income/(loss) for the period			(9,472,320)		(9,472,320)
Balance at Mar. 31, 2012			17,608,487	73,880,910	(56,272,423)
Increase (Decrease) in owners' equity
Net income/(loss) for the period			(4,850,697)		(4,850,697)
Balance at Mar. 31, 2013			73,880,910	73,880,910	(61,123,120)
Increase (Decrease) in owners' equity
Net income/(loss) for the period			4,404,927		4,404,927
Balance at Jul. 28, 2013			$ 17,162,717	$ 73,880,910	$ (56,718,193)